INCOME TAXES - Schedule of deductible temporary differences, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Deferred tax asset	$ 146,585,000	$ 104,846,000
Exploration and evaluation assets
INCOME TAXES
Deferred tax asset	54,392,000	25,619,000
Property, plant and equipment
INCOME TAXES
Deferred tax asset	3,676,000	2,954,000
Non-capital losses
INCOME TAXES
Deferred tax asset	55,088,000	38,411,000
Investments
INCOME TAXES
Deferred tax asset		11,620,000
Share issue costs
INCOME TAXES
Deferred tax asset	5,885,000	5,186,000
Reclamation and closure cost provisions
INCOME TAXES
Deferred tax asset	2,713,000	2,426,000
Capital losses
INCOME TAXES
Deferred tax asset	$ 24,831,000	$ 18,630,000